UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5149

Date of fiscal year end:	December 31, 2008

Date of reporting period:	December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DECEMBER 31, 2008
RYDEX SERIES FUNDS ANNUAL REPORT
ALTERNATIVE INVESTMENT FUND
MANAGED FUTURES STRATEGY FUND
(Formerly, Managed Futures Fund)

GO GREEN! ELIMINATE MAILBOX CLUTTER Go paperless with Rydex eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery. With Rydex eDelivery you can: · View online confirmations and statements at your convenience. · Receive email notifications when your most recent confirmations, statements and other account documents are available for review. · Access prospectuses, annual reports and semiannual reports online. It’s easy to enroll: 1/ Visit www.rydexinvestments.com 2/ Click on the Rydex eDelivery logo 3/ Follow the simple enrollment instructions RYDEX E DELIVERY If you have questions about Rydex eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	3

PERFORMANCE REPORT AND FUND PROFILE	6

CONSOLIDATED SCHEDULE OF INVESTMENTS	8

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	10

STATEMENTS OF OPERATIONS	11

STATEMENTS OF CHANGES IN NET ASSETS	12

FINANCIAL HIGHLIGHTS	13

NOTES TO FINANCIAL STATEMENTS	14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	22

OTHER INFORMATION	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24
THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Securities markets across the world plummeted in 2008 as the subprime housing crisis (which has its origins here in the U.S.), led to a global financial panic that tipped the world economy into recession as the year came to a close.
Economies in the developed markets entered a negative feedback loop of wealth destruction, low confidence and job losses leading to a massive consumer pullback. This, in turn, led to truncated spending plans and additional layoffs by businesses.
Investment strategies of all shapes and sizes were pummeled. Hiding places were almost non-existent, as what turned out to be a wrenching bear market spared none of the major asset classes aside from U.S. Treasury securities.
It was a year of negative superlatives: Unemployment claims reached quarter-century highs, U.S. government bond yields reached never-before seen lows (and turning negative in some cases), home sales fell to levels not seen since the 1990s and the struggling auto market reported sales falling to 1980s levels.
Given this economic carnage, one should not be surprised that stocks turned in one of their worst annual performances on record, with the S&P 500® Index’s 37% decline marking the worst calendar-year performance for stocks since 1937. Markets swung wildly, with measures of stock market volatility reaching highs not seen in decades. Daily swings of two, three, four or five percent became commonplace.
There were some bright spots, however. Stock markets staged a strong rally after reaching late-November lows and while credit markets remained largely shut, there were incremental signs of improvement. Government—at all levels—has intervened on a massive scale. By one estimate, the federal government has guaranteed, loaned or purchased more than $8.5 trillion of financial assets, an amount equivalent to more than half of U.S. GDP.
The real question still remains: Will it all work? The year-end rally suggests that the market has digested the perilous state of the global economy and is looking toward a recovery in the latter half of 2009. Market sentiment, however, remains fragile and will certainly be tested. A stream of bad news on employment, retail sales and manufacturing will continue well into 2009.
In this environment, it is important that investors keep an eye on their long-term investment goals and utilize this opportunity to rebalance their portfolios and, in the process, take advantage of the many bargains to be found in today’s markets. Perhaps most importantly, we think investors will be well served by investment alternatives that can insulate them from the vagaries of global stock markets and can profit from volatility in what will almost certainly remain a challenging market going forward.
We appreciate the trust you have placed in our firm’s quality and integrity by investing with us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2008 and ending December 31, 2008.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	June 30, 2008	December 31, 2008	Period	*

Table 1. Based on actual Fund return Managed Futures Strategy Fund
A-Class	1.92%		$1,000.00	$1,013.10	$ 9.74
C-Class	2.67%		1,000.00	1,009.30	13.52
H-Class	1.92%		1,000.00	1,013.10	9.74

Table 2. Based on hypothetical 5% return (before expenses) Managed Futures Strategy Fund
A-Class	1.92%		1,000.00	1,015.53	9.75
C-Class	2.67%		1,000.00	1,011.75	13.54
H-Class	1.92%		1,000.00	1,015.53	9.75

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in most recent fiscal year.

†	This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio would be 0.01%, 0.01%, and 0.02% lower in A Class, C Class, and H Class, respectively.
4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)

MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment returns that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (“S&P DTI”).
Inception: March 2, 2007
The S&P DTI was up 8.29% for 2008. The S&P DTI’s ability to go long and short (with the exception of energy, which can only have a long or neutral stance) was the key driver in S&P DTI’s ability to produce positive returns for the year. The S&P DTI was long on the energy sector up until the August rebalance and then switched to a neutral position for the rest of the year. Most of the other commodities positions were long for the first half of the year, as well, before switching to short positions towards the end of the year.
Currency positions were generally long relative to the U.S. dollar in the first half of the year before switching to short positions in the latter half of 2008. The Japanese yen was the exception as it was long for the last three months of the year. Interest rate futures were mixed throughout the year before turning decidedly positive at the end of the year.
The Japanese Yen was the only currency future with a long position. The two interest rate futures (Treasury Bond and 10-Year Note) were initially short but moved to a long position at the December rebalance. The Energy sector has been in a neutral position since the Fund’s inception and other commodities sectors have been short.
The Rydex Managed Futures Strategy Fund H-Class returned 2.96% for the nine-month fiscal period ended December 31, 2008 and 8.69% for the calendar year ended December 31, 2008.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
The Fund invests principally in exchange traded funds and derivative investments such as structured notes, futures contracts, and options on index futures.

6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

MANAGED FUTURES STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class			H-Class
	(03/02/07)				(03/02/07)			(03/02/07)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

MANAGED FUTURES STRATEGY FUND	8.69%	3.53%	8.55%	5.70%	7.87%	6.87%	7.75%	8.69%	8.55%
S&P DIVERSIFIED TRENDS INDICATOR	8.29%	8.29%	10.05%	10.05%	8.29%	8.29%	10.05%	8.29%	10.05%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P Diversified Trends Indicator is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2008
     MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 57.3%
Fannie Mae**
1.60% due 04/27/09	$50,000,000	$49,976,050
1.70% due 09/01/09	50,000,000	49,815,150
2.40% due 02/02/09	25,000,000	24,948,333
Farmer Mac*
1.30% due 09/25/09	50,000,000	49,796,800
Federal Home Loan Bank*
1.40% due 05/01/09	50,000,000	49,958,700
1.70% due 05/18/09	50,000,000	49,952,800
2.50% due 01/26/09	50,000,000	49,916,667
2.58% due 02/09/09	50,000,000	49,863,834
2.65% due 02/23/09	50,000,000	49,808,611
2.65% due 02/25/09	50,000,000	49,801,250
Freddie Mac**
1.30% due 03/24/09	50,000,000	49,992,150
0.09% due 03/25/09	50,000,000	49,992,050
1.50% due 04/21/09	50,000,000	49,977,300
2.50% due 02/11/09	50,000,000	49,861,111
0.57% due 09/02/09	50,000,000	49,814,400

Total Federal Agency Discount Notes
(Cost $721,764,125)		723,475,206

FEDERAL AGENCY BONDS 3.9%
Farmer Mac
1.00% due 12/30/09	50,000,000	50,149,400

Total Federal Agency Bonds
(Cost $50,000,000)		50,149,400

STRUCTURED NOTES† 13.7%
Eksportfinans, S&P Diversified Trends Indicator Total Return Linked Notes 4.34% due 01/26/09	22,000,000	25,893,450
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return Linked Notes 2.05% due 02/17/09	20,000,000	23,185,674
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 1.92% due 03/16/09	20,000,000	20,489,340
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 4.29% due 04/24/09	20,000,000	20,023,157
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 2.06% due 05/13/09	20,000,000	19,701,135

	FACE	MARKET
	AMOUNT	VALUE

Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 1.88% due 06/02/09	$15,000,000	$14,897,798
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 1.88% due 03/16/09	15,000,000	13,978,864
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 1.35% due 06/29/09	15,000,000	13,789,017
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return Linked Notes 1.48% due 03/26/09	12,000,000	11,702,509
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 3.24% due 09/25/09	8,000,000	9,062,416

Total Structured Notes
(Cost $167,000,000)		172,723,360

REPURCHASE AGREEMENTS†† 22.6%
Mizuho Financial Group, Inc. issued 12/31/08 at 0.02% due 01/02/09	186,751,603	186,751,603
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	91,325,772	91,325,772
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	7,462,442	7,462,442

Total Repurchase Agreements
(Cost $285,539,817)		285,539,817

Total Investments 97.5%
(Cost $1,224,303,942)		$1,231,887,783

Other Assets in Excess of Liabilities – 2.5%		$31,210,401

Net Assets – 100.0%		$1,263,098,184

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS PURCHASED
March 2009 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $120,622,925)	874	$2,175,821

(Total Aggregate Market Value of Contracts $120,622,925)		$2,175,821

8 | THE RYDEX SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)
December 31, 2008
     MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED
March 2009 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $69,291,688)	502	$2,137,143
March 2009 U.S. Treasury Note Futures Contracts (Aggregate Market Value of Contracts $69,388,125)	552	767,869

(Total Aggregate Market Value of Contracts $138,679,813)		$2,905,012

COMMODITY FUTURES CONTRACTS SOLD SHORT
March 2009 Copper Futures Contracts (Aggregate Market Value of Contracts $48,072,825)	1,374	$9,388,046
February 2009 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $27,027,550)	785	1,725,124
March 2009 Coffee Futures Contracts (Aggregate Market Value of Contracts $14,244,356)	339	704,562
February 2009 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $16,318,720)	671	320,252
March 2009 Corn Futures Contracts (Aggregate Market Value of Contracts $40,700,000)	2,000	252,493
March 2009 Sugar Futures Contracts (Aggregate Market Value of Contracts $9,589,720)	725	186,157
June 2009 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $2,876,400)	90	(4,074)
June 2009 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $1,034,400)	30	(6,718)
March 2009 Cotton Futures Contracts (Aggregate Market Value of Contracts $9,607,920)	392	(218,988)

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

March 2009 Soybean Futures Contracts (Aggregate Market Value of Contracts $49,539,000)	1,011	$(1,119,133)
March 2009 Silver Futures Contracts (Aggregate Market Value of Contracts $12,569,375)	221	(1,175,905)
March 2009 Wheat Futures Contracts (Aggregate Market Value of Contracts $21,651,088)	709	(1,445,281)
March 2009 Cocoa Futures Contracts (Aggregate Market Value of Contracts $8,288,150)	311	(2,009,296)
February 2009 Gold Futures Contracts (Aggregate Market Value of Contracts $35,308,050)	401	(4,645,043)

(Total Aggregate Market Value of Contracts $296,827,554)		$1,952,196

CURRENCY FUTURES CONTRACTS SOLD SHORT
March 2009 British Pound Currency Futures Contracts (Aggregate Market Value of Contracts $49,170,375)	540	$685,145
March 2009 Canadian Dollar Currency Futures Contracts (Aggregate Market Value of Contracts $9,199,680)	112	(284,123)
March 2009 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $19,078,200)	270	(1,757,207)
March 2009 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $16,088,938)	137	(1,810,483)
March 2009 Euro Currency Futures Contracts (Aggregate Market Value of Contracts $109,223,400)	627	(10,169,361)

(Total Aggregate Market Value of Contracts $202,760,593)		$(13,336,029)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $506,723,360 as of December 31, 2008 — See Note 2.

††	Repurchase Agreements — See Note 4.
See Notes to Financial Statements.	THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Managed Futures
Strategy Fund
(Consolidated)

Assets
Investment Securities	$946,347,966
Repurchase Agreements	285,539,817

Total Investments	1,231,887,783
Segregated Cash with Broker	36,242,722
Receivable for Fund Shares Sold	11,572,830
Investment Income Receivable	622,578

Total Assets	1,280,325,913

Liabilities
Variation Margin on Futures Contracts	11,714,482
Payable for Fund Shares Redeemed	2,646,133
Investment Advisory Fees Payable	973,230
Transfer Agent and Administrative Fees Payable	270,342
Distribution and Service Fees Payable	351,719
Portfolio Accounting Fees Payable	62,030
Custody Fees Payable	35,984
Other Accrued Fees	1,173,809

Total Liabilities	17,227,729

Net Assets	$1,263,098,184

Net Assets Consist Of
Paid-In Capital	$1,258,047,023
Distributions in excess of Net Investment Income	(2,664,872)
Accumulated Net Realized Gain on Investments	6,435,192
Net Unrealized Depreciation on Investments	1,280,841

Net Assets	$1,263,098,184

A-Class	$298,986,500
C-Class	125,600,515
H-Class	838,511,169
Shares Outstanding
A-Class	10,662,330
C-Class	4,542,120
H-Class	29,903,000
Net Asset Values
A-Class	$28.04
A-Class Maximum Offering Price*	29.44
C-Class	27.65
H-Class	28.04

Cost of Investments	$1,224,303,942

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
10 | THE RYDEX SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

	Managed Futures Strategy Fund

	Period April 1, 2008 to
	December 31,	Year Ended
	2008 **	March 31,
	(Consolidated)	2008

INVESTMENT INCOME
Interest	$ 11,141,394	$7,784,725
Income from Securities Lending, net	63,126	26,014
Dividends	271,954	161,002

Total Income	11,476,474	7,971,741

EXPENSES
Investment Advisory Fees	5,915,510	1,834,381
Transfer Agent and Administrative Fees	1,643,197	509,550
Distribution & Shareholder Service Fees:
A-Class	382,079	128,725
C-Class	659,434	161,258
H-Class	1,096,254	340,510
Registration Fees	866,810	58,671
Portfolio Accounting Fees	447,226	197,258
Short Sales Dividend Expense†	140,819	53,123
Trustees’ Fees*	56,030	13,395
Custody Fees	188,269	54,482
Miscellaneous	739,176	320,734

Total Expenses	12,134,804	3,672,087

Net Investment Income (Loss)	(658,330)	4,299,654

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investment Securities	16,570,537	9,237,921
Futures Contracts	19,457,474	—
Securities Sold Short	(1,137,696)	(71,796)

Total Net Realized Gain	34,890,315	9,166,125

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(8,533,004)	15,921,976
Futures Contracts	(6,302,999)	—
Securities Sold Short	(14,681)	14,681

Net Change in Unrealized Appreciation (Depreciation)	(14,850,684)	15,936,657

Net Gain on Investments	20,039,631	25,102,782

Net Increase in Net Assets from Operations	$ 19,381,301	$29,402,436

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	The Fund changed its fiscal year end from March 31 to December 31 in 2008.
†	Includes rebate fees (net) on securities sold short of $29,560.
See Notes to Financial Statements.	THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Futures Strategy Fund

	Period April 1, 2008 to	Year	Year
	December 31,	Ended	Ended
	2008 **	March 31,	March 31,
	(Consolidated)	2008	2007 *

From Operations
Net Investment Income (Loss)	$(658,330)	$4,299,654	$92,846
Net Realized Gain on Investments	34,890,315	9,166,125	1,145
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,850,684)	15,936,657	194,868

Net Increase in Net Assets from Operations	19,381,301	29,402,436	288,859

Distributions to Shareholders from:
Net Investment Income
A-Class	(5,744,195)	—	—
C-Class	(2,478,921)	—	—
H-Class	(16,247,790)	—	—
Realized Gain on Investments
A-Class	(4,364,931)	(7,011)	—
C-Class	(1,968,218)	(2,198)	—
H-Class	(12,879,105)	(17,515)	—

Total Distributions to Shareholders	(43,683,160)	(26,724)	—

Share Transactions
Proceeds from Shares Purchased
A-Class	264,904,255	117,885,098	23,528,217
C-Class	96,665,792	44,369,104	2,681,996
H-Class	761,284,247	307,063,434	55,688,299
Redemption Fees Collected
A-Class	147,367	30,370	550
C-Class	64,578	9,542	43
H-Class	426,993	79,960	1,029
Value of Shares Purchased through Dividend Reinvestment
A-Class	9,171,044	6,244	—
C-Class	4,038,290	2,079	—
H-Class	26,028,813	16,284	—
Cost of Shares Redeemed
A-Class	(97,453,996)	(20,213,507)	(23,195)
C-Class	(18,152,660)	(3,549,917)	—
H-Class	(257,146,316)	(49,792,127)	(10,026,438)

Net Increase in Net Assets From Share Transactions	789,978,407	395,906,564	71,850,501

Net Increase in Net Assets	765,676,548	425,282,276	72,139,360
Net Assets—Beginning of Period	497,421,636	72,139,360	—

Net Assets—End of Period	$1,263,098,184	$497,421,636	$72,139,360

Undistributed (Distributions in Excess of) Net Investment Income—End of Period	$(2,664,872)	$3,663,430	$233

*	Since commencement of operations: March 2, 2007.

**	The Fund changed its fiscal year end from March 31 to December 31 in 2008.
12 | THE RYDEX SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net	Net Increase
			Realized	(Decrease)										RATIOS TO
			and	in Net							Net Increase	NET		AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions					(Decrease)	ASSET						Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net			Redemption		in Net	VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total		Fees		Asset	END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions		Collected		Value	PERIOD	Return†††	Expenses		Expenses††		(Loss)		Rate	omitted)

Managed Futures Strategy Fund A-Class
December 31, 2008Δ■	$28.26	$ (—) §	$.83	$.83	$(.57)	$(.50)	$(1.07)		$.02		$(.22)	$28.04	2.96%	1.77	%**	1.75	%**	(0.02)	%**	74%	$298,987
March 31, 2008	25.03	.57	2.64	3.21	—	(—) §	(—)	§	.02		3.23	28.26	12.92%	1.72%		1.69%		2.15%		154%	128,744
March 31, 2007*	25.00	.09	(.06)	.03	—	—	—		—	§	.03	25.03	0.12%	1.81	%**	1.81	%**	2.06	%**	20%	23,655
Managed Futures Strategy Fund C-Class
December 31, 2008Δ■	28.04	(.16)	.82	.66	(.57)	(.50)	(1.07)		.02		(.39)	27.65	2.37%	2.51	%**	2.49	%**	(0.78)	%**	74%	125,601
March 31, 2008	25.02	.35	2.65	3.00	—	(—) §	(—)	§	.02		3.02	28.04	12.08%	2.48%		2.45%		1.30%		154%	46,005
March 31, 2007*	25.00	.05	(.03)	.02	—	—	—		—	§	.02	25.02	0.08%	2.60	%**	2.60	%**	1.15	%**	20%	2,703
Managed Futures Strategy Fund H-Class
December 31, 2008Δ■	28.26	(.01)	.84	.83	(.57)	(.50)	(1.07)		.02		(.22)	28.04	2.96%	1.77	%**	1.75	%**	(0.03)	%**	74%	838,511
March 31, 2008	25.03	.58	2.63	3.21	—	(—) §	(—)	§	.02		3.23	28.26	12.92%	1.73%		1.70%		2.17%		154%	322,673
March 31, 2007*	25.00	.09	(.06)	.03	—	—	—		—	§	.03	25.03	0.12%	1.77	%**	1.77	%**	2.19	%**	20%	45,781

*	Since the commencement of operations: March 2, 2007.

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Operating expenses exclude short dividends expense.

†††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

§	Less than $.01 per share.

Δ	The Fund changed its fiscal year end from March 31 to December 31 in 2008.

■	Consolidated.
THE RYDEX SERIES FUNDS ANNUAL REPORT    |    13

NOTES TO FINANCIAL STATEMENTS

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% (CDSC) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class Share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At December 31, 2008, the Trust consisted of fifty-four separate funds (the “Funds”). This report covers the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class and H-Class Shares have been issued by the Fund. All share classes are subject to a 1% redemption fee when shares are redeemed within 90 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements include the accounts of the Fund’s wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation.
The Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies. A subscription agreement was entered into between the Fund and the Subsidiary on May 1, 2008, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. At December 31, 2008, net assets of the Fund were approximately $1.26 billion, of which approximately $188 million, or approximately 15%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.
A. Equity securities listed on an exchange New York Stock Exchange (“NYSE”) or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals

14    |    THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

and financing charges. If the securities comprising the underlying index cease trading before the Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When the Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The Fund may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. The Fund may enter into domestic equity index and domestic currency index swap agreements, which are over-the- counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Fund may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

THE RYDEX SERIES FUNDS ANNUAL REPORT    |    15

NOTES TO FINANCIAL STATEMENTS (continued)

H. The Fund may leave cash overnight in its cash account with the custodian, U.S. Bank. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales, structured notes, and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counter-party’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, structured notes, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

16    |    THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

3.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Fund pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.25% of the average daily net assets.
Rydex Investments also provides accounting services to the Fund for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million.
Rydex Investments engages external service providers to perform other necessary services for the Fund, such as accounting and audit related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Fund based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.
The Fund has adopted a Distribution Plan applicable to its A-Class Shares and H-Class Shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.
The Fund has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares. Under this plan, 1.00% of the Fund’s average daily net assets are accrued to pay annual distribution and service fees. The annual
0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% reimburses the Distributor for paying the shareholder’s financial advisor an on-going sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
During the period ended December 31, 2008, the Distributor retained sales charges of $287,832, relating to sales of A-Class Shares of the Fund.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds by, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at December 31, 2008, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.02% due 01/02/09	$772,337,531	$772,337,531	$772,338,389
Credit Suisse Group	0.03% due 01/02/09	414,192,522	414,192,522	414,193,212
Morgan Stanley	0.01% due 01/02/09	30,000,000	30,000,000	30,000,017

			$1,216,530,053	$1,216,531,618

As of December 31, 2008, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	06/04/09 – 10/22/09	—	$788,719,600	$787,784,308
U.S. Treasury Notes	02/15/10 – 02/29/12	4.625% – 6.500%	377,420,000	422,476,991
U.S. TIP Bond	01/15/26	2.000%	29,066,000	30,600,212

				$1,240,861,511

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees,
THE RYDEX SERIES FUNDS ANNUAL REPORT    |    17

NOTES TO FINANCIAL STATEMENTS (continued)

reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
5.    Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 — 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
The tax character of distributions paid during the period ended December 31, 2008, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Managed Futures Strategy Fund	$24,351,793	$19,331,367	$43,683,160
The tax character of distributions paid during the year ended March 31, 2008, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Managed Futures Strategy Fund	$26,724	$ —	$26,724
The tax character of distributions paid during the year ended March 31, 2007, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Managed Futures Strategy Fund	$ —	$ —	$ —
The tax character of distributable earnings/(accumulated losses) at December 31, 2008, was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	(Depreciation)	Carryforward

Managed Futures Strategy Fund	$ —	$ —	$6,871,163	$ —
Capital Loss Carryforward amounts may be limited due to Treasury Regulations.
18    |    THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2008, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Managed Futures Strategy Fund	$1,225,016,620	$10,482,341	$(3,611,178)	$6,871,163
Post October Loss Deferred
Pursuant to Federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the period ended December 31, 2008, the following amount of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2009:

Fund	Capital

Managed Futures Strategy Fund	$(1,820,002)
6.    Fair Value Measurement
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2008:

	Level 1	Level 1		Level 2	Level 2		Level 3	Level 3
	Investments	Other Financial		Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	In Securities	Instruments	Total

Assets
Managed Futures Strategy Fund	$285,539,817	$2,905,012		$946,347,966	$—		$—	$—	$1,234,792,795

Liabilities
Managed Futures Strategy Fund	—	—		—	9,208,012		—	—	9,208,012

*	Other financial instruments may include forward foreign currency contracts and futures which are reported as unrealized gain/loss at period end.
7.    Securities Transactions
For the period ended December 31, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

Managed
Futures Strategy
Fund

Purchases	$146,710,701
Sales	$164,628,840
THE RYDEX SERIES FUNDS ANNUAL REPORT    |    19

NOTES TO FINANCIAL STATEMENTS (continued)

8.    Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

	Shares Purchased					Purchased through Dividend Reinvestment					Shares Redeemed			Net Shares Purchased
	Period					Period					Period			Period
	April 1, 2008 to		Year Ended	Year Ended		April 1, 2008 to		Year Ended	Year Ended		April 1, 2008 to	Year Ended	Year Ended	April 1, 2008 to		Year Ended	Year Ended
	December 31,		March 31,	March 31,		December 31,		March 31,	March 31,		December 31,	March 31,	March 31,	December 31,		March 31,	March 31,
	2008	**	2008	2007	*	2008	**	2008	2007	*	2008 **	2008	2007 *	2008	**	2008	2007	*

Managed Futures Strategy Fund
A-Class	9,257,513		4,382,451	945,889		318,162		235	—		(3,469,129)	(771,855)	(936)	6,106,546		3,610,831	944,953
C-Class	3,413,075		1,663,914	108,028		141,959		79	—		(653,598)	(131,337)	—	2,901,436		1,532,656	108,028
H-Class	26,656,212		11,517,109	2,234,248		902,667		614	—		(9,074,000)	(1,928,419)	(405,431)	18,484,879		9,589,304	1,828,817

*	Since commencement of operations: March 2, 2007.

**	The Fund changed its fiscal year end from March 31 to December 31 in 2008.
20    |    THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

9.    Portfolio Securities Loaned
During the period ended December 31, 2008, the Fund lent its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of December 31, 2008, the Fund had ceased participation in securities lending.
10.    New Accounting Pronouncements
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is evaluating the impact of FAS 161 on its current disclosures.
THE RYDEX SERIES FUNDS ANNUAL REPORT    |    21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of the Rydex Series Trust:
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Managed Futures Strategy Fund (one of the series constituting the Rydex Series Funds) (the “Fund”) as of December 31, 2008, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein (consolidated for the period ended December 31, 2008). These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Managed Futures Strategy Fund series of the Rydex Series Funds at December 31, 2008, and the results of its operations, changes in its net assets and its financial highlights for each of the periods indicated therein (consolidated for the period ended December 31, 2008), in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
February 26, 2009
22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
The Fund’s distributions to shareholders included:

Managed
Futures
Strategy
Fund

From long-term capital gains, subject to the 15% rate gains category:	$20,083,563
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
THE RYDEX SERIES FUNDS ANNUAL REPORT    |    23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	160
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present)

Michael P. Byrum*	Rydex Series Funds – 2005	160
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2004)

INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

24    |    THE RYDEX SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS Name,	Principal Occupations
Position and Year of Birth	DuringPast Five Years

Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Assistant Treasurer (1966)	Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Fund are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX SERIES FUNDS ANNUAL REPORT    |    25

9601 Blackwell Road, Suite 500
Rockville, MD 20850
www.rydexinvestments.com
800-820-0888
RMFSF—ANN—1208x1209

Item 2. Code of Ethics.
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the “Code”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees (“access persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d)     The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2008 and March 31, 2008 were $17,727 and $17,031, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2008 and March 31, 2008 were $0 and $0, respectively.
(e)     The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)     Not applicable.
(g)     The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $75,000 and $0, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h)     All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)     Based on their evaluation on March 6, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)     The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2)     Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Carl G. Verboncoeur, certify that:
1.     I have reviewed this report on Form N-CSR of Rydex Series Funds;
2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.     Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4.     The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.           The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: March 6, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: March 6, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President & Treasurer

EX. -12(b)(i)
CERTIFICATION
I, Carl G. Verboncoeur, President of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: March 6, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur,
President

EX. -12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: March 6, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date	March 6, 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	March 6, 2009

* Print the name and title of each signing officer under his or her signature.